Shareholders’ Equity (deficit) (Details)			1 Months Ended			3 Months Ended	10 Months Ended		12 Months Ended
	Dec. 13, 2021 USD ($)	Sep. 09, 2021 shares	Oct. 25, 2021 shares	Jul. 27, 2021 USD ($) shares	Apr. 28, 2021 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares SFr / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares SFr / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 SFr / shares shares	Jan. 18, 2022 shares	Dec. 13, 2021 CHF (SFr) SFr / shares shares	Jul. 27, 2021 SFr / shares	May 05, 2021 shares	Apr. 28, 2021 CHF (SFr) shares	Apr. 23, 2021 $ / shares shares	Apr. 23, 2021 SFr / shares shares	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CHF (SFr)	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 shares
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized					99,000										99,000	99,000	99,000
Ordinary Shares, par value (in Dollars per share) | $ / shares						$ 0.1	$ 0.1	$ 0.1	$ 0.1
Ordinary shares, issued						107,250	132,000	132,000	132,000	107,250
Preferred shares, par value (in Francs per share) | SFr / shares										SFr 0.1
Registered shares (in Francs per share) | SFr / shares						$ 0.1
Common shares acquired						66,528				66,528
Share capital						44,568				44,568
Common Share, par value | (per share)					$ 49					SFr 0.1		SFr 0.1
Unallocated common shares						22,756				22,756		57,756
Registered shares, par value (in Francs per share) | SFr / shares								$ 0.1
Issuance of common shares							1,000,000	1,000,000	1,000,000
Fair value | (per share)					$ 49		$ 0.1065	$ 0.1
Cash amounting																		$ 106,507	SFr 100,000
Nominal par value | (per share)																$ 0.1065	SFr 0.1
Total purchase price					$ 61,398										SFr 57,100
Additional capital contributions (in Dollars) | $					27,900,000
Share issuance costs (in Dollars) | $					$ 279,364
Shareholders’ agreement percentage					90.00%
Chairman (in Dollars) | $				$ 500,000
Common shares granted							297,000	297,000
Common shares acquired		2,775	5,550
Canceled common shares		1,665
Remaining common shares												52,244
Common shares fully vested												39,875
Share-based compensation (in Dollars) | $	$ 4,200,000
Treasury Shares [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized												57,756
Common Share, par value | SFr / shares												SFr 0.1
Registered shares, par value (in Francs per share) | SFr / shares								$ 0.1
Conditional Share Capital [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized												60,000
Common Share, par value | SFr / shares												SFr 0.1
Share capital amount (in Francs) | SFr												SFr 6,000
Equity Incentive Plan [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized												21,812
Common shares acquired						6,660				6,660		6,660
Common Share, par value | SFr / shares												SFr 0.1
Common Shares repurchase											35,000
Common shares granted		18,317	999	12,212
Common share issued												31,528
Restricted Founder Shares [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized					110,000										110,000
Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Preference shares, authorized						5,000,000	5,000,000	5,000,000	5,000,000	5,000,000										5,000,000
Preference shares, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001											$ 0.0001
Ordinary shares, issued																					30,000
Unallocated common shares							430,000	430,000	430,000
Helix Acquisition Corp.[Member] | Founder Share [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Description of number of vote						In a vote to continue the Company in a jurisdiction outside the Cayman Islands (which required the approval of at least two-thirds of the votes of all ordinary shares), holders of the Founder Shares will have ten votes for every Founder Share and holders of the Class A Ordinary Shares will have one vote for every Class A Ordinary Share.	In a vote to continue the Company in a jurisdiction outside the Cayman Islands (which required the approval of at least two-thirds of the votes of all ordinary shares), holders of the Founder Shares will have ten votes for every Founder Share and holders of the Class A ordinary shares will have one vote for every Class A ordinary share.	In a vote to continue the Company in a jurisdiction outside the Cayman Islands (which required the approval of at least two-thirds of the votes of all ordinary shares), holders of the Founder Shares will have ten votes for every Founder Share and holders of the Class A ordinary shares will have one vote for every Class A ordinary share.
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized						500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary Shares, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001											$ 0.0001
Description of number of vote						Holders of Class A Ordinary Shares are entitled to one vote for each share.	Holders of Class A ordinary shares are entitled to one vote for each share.	Holders of Class A ordinary shares are entitled to one vote for each share.
Ordinary shares, issued						3,849,355	430,000	430,000	430,000	3,849,355										430,000
Ordinary shares, outstanding						3,849,355	430,000	430,000	430,000	3,849,355										430,000
Ordinary share subject to possible redemption						11,500,000	11,500,000	11,500,000	11,500,000	11,500,000
Shares conversion, percentage						20.00%			20.00%
Unallocated common shares						8,080,645				8,080,645
Class B Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized						50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary Shares, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001											$ 0.0001
Description of number of vote						Holders of the Class B Ordinary Shares are entitled to one vote for each share.	Holders of the Class B ordinary shares are entitled to one vote for each share.	Holders of the Class B ordinary shares are entitled to one vote for each share.
Ordinary shares, issued						2,875,000	2,875,000	2,875,000	2,875,000	2,875,000										2,875,000
Ordinary shares, outstanding						2,875,000	2,875,000	2,875,000	2,875,000	2,875,000										2,875,000
Common Share, par value | $ / shares						$ 0.0001
Series A Preferred Shares [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Preference shares, authorized						680,196	680,196	680,196	680,196	680,196
Preference shares, par value (in Dollars per share) | $ / shares						$ 0.1	$ 0.1	$ 0.1	$ 0.1
Ordinary shares, authorized					571,000									670,000	571,000
Preferred shares, par value (in Francs per share) | SFr / shares													SFr 0.1
Preferred shares, shares issued				10,196
Mr. Ploos van Amstel [Member] | Conditional Share Capital [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Ordinary shares, authorized												12,369